Summary of Significant Accounting Policies - Summary Of Condensed Balance Sheet (Detail) (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts receivable, allowance for credit loss	¥ 10,261	$ 1,488	¥ 0
VIE [Member]
Accounts receivable, allowance for credit loss	¥ 10,199	$ 1,479	¥ 0